Schedule of Significant Revenues by Major Product Category (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012		Apr. 01, 2012	Dec. 31, 2011	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jun. 30, 2013		Jul. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenue	$ 1,114	[1]	$ 1,176	$ 1,019	$ 1,094	[1]	$ 1,047	$ 1,127	$ 1,049	$ 1,074	$ 983	$ 2,204	[1]	$ 2,141	[1]	$ 4,336	[2],[3]	$ 4,233	[2],[3],[4]	$ 3,582	[2],[3],[4]
Anti-infectives
Revenue from External Customer [Line Items]
Revenue	280				283							587		583		1,268		1,311		1,117
Vaccines
Revenue from External Customer [Line Items]
Revenue	301				281							579		546		1,117		1,077		1,014
Parasiticides
Revenue from External Customer [Line Items]
Revenue	208				216							377		377		692		645		602
Medicated Feed Additives
Revenue from External Customer [Line Items]
Revenue	97				94							201		193		403		347		86
Other Pharmaceuticals
Revenue from External Customer [Line Items]
Revenue	193				187							381		364		712		724		653
Other non-pharmaceuticals
Revenue from External Customer [Line Items]
Revenue	$ 35				$ 33							$ 79		$ 78		$ 144		$ 129		$ 110

[1]	Revenue denominated in euros were $166 million and $334 million in the three and six months ended June 30, 2013, respectively and $158 million and $322 million in the three and six months ended July 1, 2012, respectively.
[2]	Revenues denominated in euros were approximately $639 million in 2012, $710 million in 2011 and $680 million in 2010.
[3]	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH's U.S. operations and approximately ten months of KAH's international operations.
[4]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.